Schedule of Investments (unaudited)
April 30, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.5%
Alabama — 4.6%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	$400,000	$418,467 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	450,000	451,075 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,500,000	3,605,718
Warrants, Series 2024, Refunding	5.250%	10/1/49	3,000,000	3,026,950
Warrants, Series 2024, Refunding	5.500%	10/1/53	2,500,000	2,560,502
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	610,000	579,520 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	500,000	456,355 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	750,000	792,758
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	1,050,000	1,108,378 (a)(b)
Total Alabama				12,999,723
Alaska — 0.2%

Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	581,010 (c)
Arizona — 5.7%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	4.100%	6/15/28	500,000	499,957 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	3,000,000	2,984,400 (a)(b)(c)
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	750,022 (d)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	2,961,627 (d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,416,155 (d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	854,812 (d)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	6,737,373 (d)
Total Arizona				16,204,346
Arkansas — 0.3%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	750,000	760,347 (c)
California — 10.2%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	3,100,000	3,199,103 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	1,100,000	1,141,337 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	550,000	576,801 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	2,650,000	2,793,211 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	1,100,000	1,177,606 (a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	1,500,000	1,135,996 (d)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	2,250,000	2,250,370 (c)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,224,525 (c)(d)
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/51	500,000	444,765
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/56	$750,000	$657,990
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	3,500,000	4,138,113
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	250,000	263,866
Community Facilities District No 2003-1	5.750%	9/1/52	500,000	515,706
Community Facilities District No 2023-1	5.625%	9/1/53	1,060,000	1,092,418
Community Facilities District No 2023-1	5.000%	9/1/54	2,500,000	2,437,152
Total California				29,048,959
Colorado — 3.1%
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	488,004
North Range, CO, Metropolitan District No 2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	487,040
Subordinated, Series B	7.750%	12/15/47	1,000,000	1,000,816
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,450,000	5,200,094
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	488,307
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,133,413
Total Colorado				8,797,674
District of Columbia — 0.7%

Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	1,750,000	1,859,219 (c)
Florida — 5.6%
Broward County, FL, Port Facilities Revenue, Senior Bonds, Series B	4.000%	9/1/49	4,500,000	3,928,842 (c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,010,921
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,001,531
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,200,750 (d)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	990,128 (d)
Florida State Development Finance Corp., Revenue, Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/53	2,950,000	2,964,205 (c)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	1,500,000	1,515,761 (c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	500,000	502,991
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	400,000	380,172
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	732,645
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	250,000	219,824
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	923,070
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	355,000	4 *(e)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	650,000	650,262 (d)
Total Florida				16,021,106
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Georgia — 1.5%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	$800,000	$825,026
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	500,000	515,491
Plant Vogtle Units 3&4, Project P, Series B	5.000%	1/1/59	1,200,000	1,169,928
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,250,000	1,263,076
Series C	5.000%	9/1/30	500,000	522,997 (a)(b)
Total Georgia				4,296,518
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	750,000	600,064
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/38	250,000	276,515
Total Hawaii				876,579
Illinois — 12.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,004,921
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	500,000	503,976
Dedicated, Series A	5.875%	12/1/47	1,000,000	1,048,648
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	98,906
Dedicated, Series H	5.000%	12/1/46	3,250,000	3,023,449
Series A	5.000%	12/1/35	2,000,000	2,022,022
Series D	5.000%	12/1/46	750,000	697,719
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,200,000	1,254,405
Series A, Refunding	5.000%	1/1/28	1,500,000	1,542,049
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,000,054 (c)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	994,471 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	250,891
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,253,328 (c)
Illinois State Finance Authority Revenue:
Navy Pier Inc., Series B, Refunding	5.000%	10/1/34	650,000	663,743
Navy Pier Inc., Series B, Refunding	5.000%	10/1/49	385,000	362,903
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	720,000	757,135
Illinois State, GO:
Series 2016	5.000%	1/1/41	5,020,000	4,991,757
Series A	5.000%	3/1/46	1,000,000	1,002,869
Series A, Refunding	5.000%	10/1/29	2,900,000	3,020,529
Series A, Refunding	5.000%	10/1/30	1,475,000	1,533,886
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,119,950
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	744,655
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	$3,250,000	$3,296,879
Total Illinois				34,189,145
Indiana — 1.5%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	1,250,000	1,106,981
Marion General Hospital, Series A	4.000%	7/1/45	500,000	448,980
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	500,000	505,038
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	5.000%	1/1/54	2,400,000	2,296,416 (c)
Total Indiana				4,357,415
Kentucky — 0.1%

Kentucky State PEA, Gas Supply Revenue, Series A, Refunding	5.250%	12/1/29	400,000	420,100 (a)(b)
Louisiana — 0.8%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,005,558
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	904,010
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	440,713
Total Louisiana				2,350,281
Maryland — 1.1%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	864,922
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	298,918 (c)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	970,397 (c)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	440,057
Frederick Health System, Refunding	4.000%	7/1/50	725,000	612,618
Total Maryland				3,186,912
Massachusetts — 0.4%

Massachusetts State DFA Revenue, Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	1,000,000	1,000,093
Michigan — 0.9%
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,073,338
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	500,000	461,337
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	95,000	95,501
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	850,732 (c)
Total Michigan				2,480,908
Minnesota — 1.2%

Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/44	3,500,000	3,510,295 (c)
Missouri — 1.7%
Missouri State HEFA Revenue:
Lutheran Senior Services Projects, Series A, Refunding	5.250%	2/1/48	1,000,000	1,005,551
Lutheran Senior Services Projects, Series A, Refunding	5.250%	2/1/54	1,000,000	986,102
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Missouri — continued
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	$3,000,000	$3,000,127
Total Missouri				4,991,780
Nebraska — 1.2%

Central Plains Energy Project, NE, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/42	3,160,000	3,285,097
Nevada — 1.1%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,295,897 (d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	1,939,538 (d)
Total Nevada				3,235,435
New Hampshire — 0.2%

National Finance Authority, NH, Revenue, Presbyterian Senior Living Project, Series A	5.250%	7/1/48	700,000	705,833
New Jersey — 1.9%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,837,879
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,150,000	1,160,847 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series CC	4.125%	6/15/50	2,250,000	2,035,763
Transportation System, Series A, Refunding	4.250%	6/15/40	500,000	488,385
Total New Jersey				5,522,874
New Mexico — 0.5%
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Series 2025, Refunding	5.000%	11/1/30	750,000	786,063 (a)(b)
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	690,187
Total New Mexico				1,476,250
New York — 10.2%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	731,203 (d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	441,397
Series A-2	5.000%	5/15/30	1,000,000	1,048,199 (a)(b)
Series B, Refunding	5.000%	11/15/37	500,000	504,930
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	669,970
New York State Liberty Development Corp., Liberty Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	1,800,000	1,395,441
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	800,000	873,403 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	700,000	725,035 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	2,000,000	1,812,576 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	9,645,000	9,673,232 (c)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.125%	6/30/60	$6,125,000	$6,155,990 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	300,000	305,221 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AGC	4.500%	12/31/54	700,000	645,430 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AGC, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	300,000	184,212 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,100,088 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,200,000	1,175,652 (c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,361,801 (c)
Consolidated Series 221	4.000%	7/15/55	500,000	428,663 (c)
Total New York				29,232,443
North Dakota — 0.2%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	800,000	589,497
Ohio — 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,300,000	1,136,115
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,000,000	925,523 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,000,000	1,805,263 (c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,601,990 (c)
Total Ohio				5,468,891
Oklahoma — 0.5%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	502,167
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	985,859
Total Oklahoma				1,488,026
Oregon — 0.4%

Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,166,046
Pennsylvania — 4.6%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	1,000,000	945,299
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,653,684
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,700,000	1,702,189 (a)(b)
Pennsylvania State Economic Development Financing Authority Revenue:
Solid Waste Disposal Facility, Core Natural Resources Inc., Refunding	5.450%	3/27/35	300,000	297,400 (a)(b)(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	2,000,000	2,122,720 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	5,400,000	5,354,475 (c)
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	1,200,000	1,108,833
Total Pennsylvania				13,184,600
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Puerto Rico — 5.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	$2,600,000	$2,461,166 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	40,596
Restructured, Series A-1	5.375%	7/1/25	26,131	26,175
Restructured, Series A-1	5.625%	7/1/27	51,860	52,893
Restructured, Series A-1	5.625%	7/1/29	51,018	53,058
Restructured, Series A-1	5.750%	7/1/31	49,554	52,572
Restructured, Series A-1	4.000%	7/1/33	46,990	44,905
Restructured, Series A-1	4.000%	7/1/35	442,237	412,049
Restructured, Series A-1	4.000%	7/1/37	2,160,000	1,982,413
Restructured, Series A-1	4.000%	7/1/41	299,287	255,101
Restructured, Series A-1	4.000%	7/1/46	51,258	41,965
Subseries CW	0.000%	11/1/43	193,904	116,100 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,420,000	692,250 *(e)
Series A	5.050%	7/1/42	215,000	104,813 *(e)
Series XX	5.250%	7/1/40	2,130,000	1,038,375 *(e)
Series ZZ, Refunding	—	7/1/18	350,000	169,750 *(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	695,221
CAB, Restructured, Series A-1	0.000%	7/1/46	3,460,000	1,116,911
Restructured, Series A-1	4.550%	7/1/40	130,000	122,889
Restructured, Series A-1	4.750%	7/1/53	5,275,000	4,904,269
Restructured, Series A-1	5.000%	7/1/58	1,145,000	1,095,464
Restructured, Series A-2	4.329%	7/1/40	720,000	677,005
Total Puerto Rico				16,155,940
Rhode Island — 0.1%

Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	382,200 *(e)
South Carolina — 0.3%

South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	1,000,000	921,059
Tennessee — 0.3%

Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/53	750,000	782,430
Texas — 11.9%
Austin, TX, Airport System Revenue, Series 2022	5.000%	11/15/52	750,000	746,933 (c)
Central Texas Regional Mobility Authority Revenue:
CAB, Refunding	0.000%	1/1/36	2,800,000	1,779,639
CAB, Refunding	0.000%	1/1/38	2,000,000	1,119,817
CAB, Refunding	0.000%	1/1/40	2,200,000	1,075,386
Galveston, TX, Wharves & Terminal Revenue, Series A	5.250%	8/1/36	1,500,000	1,580,005 (c)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,517,605 (c)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	$5,000,000	$5,011,535 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	1,000,000	899,225 (c)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	7,381,807 (c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	111,233 (c)
Series 2017	5.000%	11/1/36	110,000	110,819 (c)
New Hope Cultural Education Facilities Finance Corp., TX:
Retirement Facility Revenue, Westminster Manor Project, Refunding	4.000%	11/1/49	1,200,000	1,012,305
Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	499,035
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	900,000	683,388
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	250,000	165,083 (c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,003,061
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,135,192
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	1,945,000	1,999,068
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	515,000	495,588
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	600,000	619,544 (c)
Total Texas				33,946,268
Utah — 1.2%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	356,103
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	627,670
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	751,270
Utah State Infrastructure Agency Telecommunication Revenue:
Series 2021	4.000%	10/15/41	500,000	443,429
Series A	5.375%	10/15/40	1,150,000	1,167,895
Total Utah				3,346,367
Virginia — 0.4%
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	500,000	519,962
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	750,000	753,635 (c)
Total Virginia				1,273,597
Washington — 0.4%

Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	1,250,000	1,130,893
Wisconsin — 1.6%
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	300,000	287,992
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Wisconsin — continued
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AGM	4.000%	7/1/50	$700,000	$614,014
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,387,494
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	790,000	615,798 (d)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	500,000	524,355
Total Wisconsin				4,429,653

Total Municipal Bonds (Cost — $284,870,364)				275,655,809
Municipal Bonds Deposited in Tender Option Bond Trusts(g) — 4.0%
New York — 4.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	3,055,000	3,193,967
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	4,755,000	4,411,434
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	3,700,000	3,803,121

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $11,696,289)				11,408,522
Total Investments before Short-Term Investments (Cost — $296,566,653)				287,064,331

Short-Term Investments — 0.4%
Municipal Bonds — 0.4%
Indiana — 0.2%

Indiana State Finance Authority Environmental Facilities Revenue, Series A-5, Refunding, LOC - Sumitomo Mitsui Banking	2.350%	10/1/40	450,000	450,000 (h)(i)
Massachusetts — 0.1%

Massachusetts State DFA Revenue, Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	2.300%	10/1/42	400,000	400,000 (h)(i)
New York — 0.1%
New York City, NY, GO, Subseries D-4, LOC - TD Bank N.A.	2.500%	8/1/40	200,000	200,000 (h)(i)

Total Short-Term Investments (Cost — $1,050,000)				1,050,000
Total Investments — 100.9% (Cost — $297,616,653)				288,114,331
TOB Floating Rate Notes — (2.2)%				(6,265,000)
Other Assets in Excess of Other Liabilities — 1.3%				3,617,128
Total Net Assets — 100.0%				$285,466,459

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Municipal High Income Fund
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	The coupon payment on this security is currently in default as of April 30, 2025.
(f)	The maturity principal is currently in default as of April 30, 2025.
(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AGC	—	Assured Guaranty Corporation — Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Municipal High Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$275,655,809	—	$275,655,809
Municipal Bonds Deposited in Tender Option Bond Trusts	—	11,408,522	—	11,408,522
Total Long-Term Investments	—	287,064,331	—	287,064,331
Short-Term Investments†	—	1,050,000	—	1,050,000
Total Investments	—	$288,114,331	—	$288,114,331

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Municipal High Income Fund 2025 Quarterly Report